Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

At June 30, 2025 and December 31, 2024, accrued expenses and other current liabilities consisted of the following.

	June 30, 2025	December 31, 2024
	(Unaudited)
Payroll	$114,190	$119,407
Other	5,347	11,284
Total	$119,537	$130,691